Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total Sale and Leaseback Agreements	$ 91,181	$ 107,252
Total borrowings	721,113
Less: Current portion of long-term debt	(173,677)	(193,253)
Less: Deferred financing costs (o)	(8,428)	(10,750)	$ (15,136)
Sale and Leaseback Agreement CMBFL - $120,000 (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	51,737	64,438
Sale and Leaseback Agreement CMBFL - $54,000 (l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	34,236	36,018
Sale and Leaseback Agreement - Neptune $14,735 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	5,208	6,796
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Total borrowings	629,932	715,926
Non-current portion of Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Total borrowings	721,113	823,178
Less: Current portion of long-term debt	(155,704)	(164,888)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(17,973)	(28,365)
Less: Deferred financing costs (o)	(8,428)	(10,750)
Non-current portion of Long-Term Debt	539,008	619,175
Macquarie loan (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	54,000	66,000
2027 Secured Notes (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	258,125	284,375
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	21,600	28,500
Sinopac Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	7,380	8,220
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	62,697	73,283
Deutsche Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	37,721	40,046
HCOB Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	16,719	24,744
CACIB, Bank Sinopac, CTBC Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	36,400	38,950
Chailease Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	2,090	2,608
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 133,200	$ 149,200